INCOME TAXES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income tax payments	$ 63,680,000	$ 4,610,000	$ 12,872,000
Income tax refund	27,206,000	56,154,000	9,135,000
Tax benefit (expense) allocated to stockholders' equity for compensation expense for income tax purposes in excess of amounts recognized for financial reporting purposes	4,900,000	2,100,000	600,000
Unrecognized tax benefits, if recognized, would impact effective tax rate	1,800,000	2,200,000	3,200,000
Amount accrued for the payment of interest and penalties	600,000	800,000	1,100,000
Unrecognized tax positions which may be recognized as a result of a lapse of the statute of limitations	900,000
Net tax benefit for expirations of statutes of limitations	500,000
Decrease in deferred tax liabilities	700,000	100,000
Deferred tax assets gross	89,265,000	67,690,000
Deferred tax asset valuation allowance	835,000	835,000
Bonus tax depreciation	145,700,000	122,700,000	131,600,000
Scenario 1
Income Taxes [Line Items]
Amount of future federal taxable income needed to fully realize the deferred income tax assets related to federal net operating loss carryforwards	2,600,000
Scenario 2
Income Taxes [Line Items]
Amount of future federal taxable income needed to fully realize the deferred income tax assets related to federal net operating loss carryforwards	74,400,000
Small Business Jobs Act
Income Taxes [Line Items]
Bonus first-year depreciation deduction rate	50.00%
Qualified property additions	214,600,000	131,900,000
Bonus tax depreciation	214,600,000	88,000,000
Small Business Jobs Act | Maximum
Income Taxes [Line Items]
Bonus first-year depreciation deduction rate	100.00%
American Recovery And Reinvestment Act
Income Taxes [Line Items]
Bonus first-year depreciation deduction rate	50.00%
Qualified property additions	66,000,000
Bonus tax depreciation	33,000,000
Federal
Income Taxes [Line Items]
Income tax payments	53,200,000	0	100,000
Income tax refund	26,200,000
Net operating loss carryforwards	79,300,000	4,900,000	7,100,000
Deferred tax asset valuation allowance	800,000	800,000
Federal | Expire in 2018 | Section 382 Limitation
Income Taxes [Line Items]
Net operating loss carryforwards	2,500,000
Net operating loss carryforwards, annual limitation	1,100,000
Federal | Expire In 2016 Through 2018 | Section 382 Limitation
Income Taxes [Line Items]
Net operating loss carryforwards	2,400,000
Net operating loss carryforwards, annual limitation	5,000
Federal | Scenario 1
Income Taxes [Line Items]
Number of years required to generate future taxable income	7 years
Federal | Scenario 2
Income Taxes [Line Items]
Number of years required to generate future taxable income	15 years
State
Income Taxes [Line Items]
Net income tax payments	7,600,000	500,000	5,500,000
Operating loss carryforwards not subject to expiration	5,800,000
State | Expire In 2019 Through 2031
Income Taxes [Line Items]
Net operating loss carryforwards	73,300,000	37,700,000	64,200,000
Foreign
Income Taxes [Line Items]
Net income tax payments	2,900,000	4,200,000	7,300,000
Deferred tax assets gross	10,700,000
Foreign | Expire In 2014 Through 2030
Income Taxes [Line Items]
Net operating loss carryforwards	$ 39,600,000	$ 50,600,000	$ 4,900,000